UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 6/30/2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   August 8, 2001


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   542933

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                            June 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    17188   399265 SH       Sole                    82168            317097
AOL Time Warner                COM              00184A105     1922    36265 SH       Sole                      200             36065
Abbott Laboratories            COM              002824100     1366    28450 SH       Sole                                      28450
American Home Products         COM              026609107      237     4033 SH       Sole                                       4033
American Int'l Group           COM              026874107    20828   245006 SH       Sole                    45821            199185
Amgen Inc                      COM              031162100      418     6890 SH       Sole                                       6890
Automatic Data Processing      COM              053015103    14365   289036 SH       Sole                    50115            238921
BP PLC - Spons ADR             COM              055622104      469     9404 SH       Sole                                       9404
Bristol-Myers Squibb           COM              110122108      881    16842 SH       Sole                                      16842
CVS Corp                       COM              126650100    11309   292990 SH       Sole                    66297            226693
Cardinal Health Inc            COM              14149Y108    16124   233686 SH       Sole                    61422            172264
Charles Schwab Corp            COM              808513105      885    56202 SH       Sole                      850             55352
Chevron Corp                   COM              166751107     2741    30289 SH       Sole                      150             30139
Cintas Corporation             COM              172908105    17536   379163 SH       Sole                    88291            290873
Cisco Systems                  COM              17275R102    11174   613934 SH       Sole                   104889            509045
Citigroup                      COM              172967101      365     6914 SH       Sole                                       6914
Coca-Cola Co                   COM              191216100      622    13824 SH       Sole                                      13824
Colgate-Palmolive              COM              194162103     3960    67125 SH       Sole                      475             66650
Concord EFS, Inc               COM              206197105     8895   171031 SH       Sole                    46125            124906
Costco Wholesale Corp          COM              22160K105    16669   405763 SH       Sole                    77050            328713
Cypress Semiconductor          COM              232806109      309    12974 SH       Sole                                      12974
Disney Walt Co                 COM              254687106      675    23370 SH       Sole                                      23370
Dover Corp                     COM              260003108      211     5600 SH       Sole                                       5600
EMC Corporation                COM              268648102    10029   342878 SH       Sole                    64850            278028
Ecolab Inc.                    COM              278865100    12003   292982 SH       Sole                    75250            217732
Emerson Electric               COM              291011104     9596   158606 SH       Sole                    36193            122413
Enron Corp                     COM              293561106     8123   165431 SH       Sole                    39500            125931
Exxon Mobil Corp               COM              30231G102     2339    26772 SH       Sole                                      26772
Fannie Mae                     COM              313586109    24713   290232 SH       Sole                    55481            234751
Fifth Third Bancorp            COM              316773100      222     3700 SH       Sole                                       3700
Franklin Resources             COM              354613101      794    17350 SH       Sole                                      17350
Freddie Mac                    COM              313400301      694    10200 SH       Sole                      400              9800
General Electric               COM              369604103    24750   507702 SH       Sole                    71425            436277
Gillette Company               COM              375766102      269     9275 SH       Sole                                       9275
Hewlett Packard                COM              428236103     1641    57373 SH       Sole                      600             56773
Home Depot                     COM              437076102    20267   435390 SH       Sole                    83150            352240
Intel Corp                     COM              458140100     6308   215661 SH       Sole                     1000            214661
J.P. Morgan Chase & Co.        COM              46625H100      670    15031 SH       Sole                                      15031
Johnson & Johnson              COM              478160104    24849   496981 SH       Sole                    88976            408005
Kimberly-Clark                 COM              494368103      702    12550 SH       Sole                                      12550
Lilly Eli & Co                 COM              532457108      503     6800 SH       Sole                                       6800
MBNA Corp                      COM              55262L100    14446   437766 SH       Sole                   101710            336056
McGraw-Hill Cos                COM              580645109      265     4000 SH       Sole                                       4000
Medtronic Inc                  COM              585055106    20748   450946 SH       Sole                    91520            359426
Merck & Co                     COM              589331107     3901    61045 SH       Sole                                      61045
Microsoft Corp                 COM              594918104    26964   369375 SH       Sole                    52775            316600
Minnesota Mining & Mfg         COM              604059105      484     4245 SH       Sole                                       4245
Nokia Corp - Spon ADR          COM              654902204     7223   325525 SH       Sole                    81150            244375
Nortel Networks Corp           COM              656568102      510    56528 SH       Sole                                      56528
Omnicom Group                  COM              681919106    19115   222262 SH       Sole                    44508            177754
Oracle Corp                    COM              68389X105      265    13925 SH       Sole                                      13925
Paychex Inc                    COM              704326107    11339   283466 SH       Sole                    57948            225518
PepsiCo Inc                    COM              713448108    11023   249391 SH       Sole                    56150            193241
Pfizer Inc                     COM              717081103    15860   396006 SH       Sole                    83007            312999
Phillips Petroleum Co.         COM              718507106      228     4000 SH       Sole                                       4000
Praxair Inc                    COM              74005P104      495    10525 SH       Sole                                      10525
Procter & Gamble               COM              742718109     1384    21700 SH       Sole                                      21700
Providian Financial            COM              74406A102      290     4900 SH       Sole                                       4900
Royal Dutch Petroleum          COM              780257804      851    14600 SH       Sole                                      14600
SBC Communications             COM              78387G103    10110   252371 SH       Sole                    60400            191971
Schering-Plough                COM              806605101      888    24500 SH       Sole                                      24500
Solectron Corp                 COM              834182107     8463   462450 SH       Sole                   101225            361225
Starbucks Corp                 COM              855244109    19176   833737 SH       Sole                   139964            693773
State Street Corp              COM              857477103    17881   361305 SH       Sole                    69326            291979
Sysco Corp                     COM              871829107    19970   735549 SH       Sole                   131801            603748
Teleflex Inc                   COM              879369106      220     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     9105   285418 SH       Sole                    70275            215143
Tyco International Ltd.        COM              902124106     8502   155972 SH       Sole                    36875            119097
U.S. Bancorp                   COM              902973304      639    28050 SH       Sole                                      28050
United Parcel Service, Inc     COM              911312106    13533   234133 SH       Sole                    47200            186933
United Technologies Corp       COM              913017109      242     3300 SH       Sole                                       3300
Vivendi Universal              COM              92851S204      353     6080 SH       Sole                                       6080
Walgreen Co                    COM              931422109      836    24270 SH       Sole                                      24270
REPORT SUMMARY                 73 DATA RECORDS              542933            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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